Share-based compensation (Details Narrative) - Exascale Labs Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jan. 06, 2025	Dec. 02, 2024
Share-based compensation expenses	$ 0	$ 101,000	$ 0	$ 153,266	$ 153,266	$ 21,104
General and administrative expense	$ 468,696	$ 103,107	$ 928,255	$ 268,159	362,982	273,349
Employee [Member]
Share-based compensation expenses					$ 101,000
Shares description			0.9375 shares of the Company were vested, with remaining 0.5625 shares unvested.		0.375 shares of the Company were vested, with remaining 1.125 shares unvested.
Risk free rate					4.24%
Discount rate					13.60%
Perpetual rate					3.00%
Granted equity award							0.10%
Vesting period			24 months
Non employee [Member]
Share-based compensation expenses					$ 52,266
Shares description			the first half of the equity award had been vested
Risk free rate					4.36%
Discount rate					14.90%
Perpetual rate					3.00%
Granted equity award								0.05333%
Vesting period			24 months
Third party service provider [Member]
Risk free rate					3.81%
Discount rate					15.50%
Perpetual rate					3.00%
General and administrative expense						$ 21,104